Subsequent Events - Additional Information (Details) - ARS ($) $ / shares in Units, $ in Thousands	Feb. 26, 2021	Jan. 21, 2021	Jan. 08, 2021	Dec. 15, 2020	Oct. 15, 2020	Jul. 23, 2020	May 26, 2020	Apr. 20, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Events [Line Items]
Dividends Payable									$ 14,500,000
Nominal value									$ 612,710	$ 612,710
Bottom of range [member]
Subsequent Events [Line Items]
Proportion of voting rights held in joint venture				13.001%
Play Digital SA and Argentine fintech [Member]
Subsequent Events [Line Items]
Par value per share							$ 1
Banco BBVA Argentina S A [Member]
Subsequent Events [Line Items]
Par value per share							$ 1
Proportion of voting rights held in joint venture							33.33%
Play Digital S A [Member] | Top of range [member]
Subsequent Events [Line Items]
Proportion of voting rights held in joint venture					25.00%	33.00%
Play Digital S A [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Proportion of voting rights held in joint venture					18.1585%	25.00%
Non Adjusting Reporting Events [Member]
Subsequent Events [Line Items]
Instruments Maturity Period		90 days
Non Adjusting Reporting Events [Member] | Play Digital SA and Argentine fintech [Member] | Ordinary shares [member]
Subsequent Events [Line Items]
Par value per share			$ 1
Nominal value			$ 26,803,289
Non Adjusting Reporting Events [Member] | Banco BBVA Argentina S A [Member]
Subsequent Events [Line Items]
Gain for the Bank			3,595
Non Adjusting Reporting Events [Member] | Banco BBVA Argentina S A [Member] | Ordinary shares [member]
Subsequent Events [Line Items]
Consideration Received			$ 30,398
Non Adjusting Reporting Events [Member] | Play Digital S A [Member]
Subsequent Events [Line Items]
Par value per share	$ 1
Proportion of voting rights held in joint venture	10.762%
Nominal value	$ 17,410,778
Non Adjusting Reporting Events [Member] | Play Digital S A [Member] | Top of range [member]
Subsequent Events [Line Items]
Proportion of voting rights held in joint venture			13.001%
Non Adjusting Reporting Events [Member] | Play Digital S A [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Proportion of voting rights held in joint venture			10.762%
Non Adjusting Reporting Events [Member] | B C R A [Member]
Subsequent Events [Line Items]
Dividends Payable								$ 7,000,000